Insurance Contracts - Summary of Claims development (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		₩ 0	₩ 0
Total Liability for incurred claims		260,487	232,779
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		82,568	70,716
Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		178,649	164,482
Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(4,233)	(3,471)
Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		11,365	10,088
Future claims expense | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,135	843
Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	(8,997)	(9,879)
2020 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		203,759	179,051
Total Liability for incurred claims		0	0
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(161,464)	(139,994)
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(29,553)	(27,947)
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(5,152)	(4,061)
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,269)	(2,158)
2020 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,873)	(1,796)
2020 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(200,311)	(175,956)
2020 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,448	3,095
2020 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2020 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2020 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2020 | Future claims expense | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2020 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
2021 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		212,391	203,001
Total Liability for incurred claims		0	0
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(167,992)	(161,496)
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(31,371)	(29,568)
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(4,313)	(5,152)
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(3,177)	(2,375)
2021 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(206,853)	(198,591)
2021 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		5,538	4,410
2021 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Future claims expense | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2021 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
2022 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		214,611	210,219
Total Liability for incurred claims		0	0
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(166,118)	(168,229)
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(34,912)	(30,338)
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(5,067)	(4,877)
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(206,097)	(203,444)
2022 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		8,514	6,775
2022 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Future claims expense | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2022 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
2023 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		235,653	213,227
Total Liability for incurred claims		0	0
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(184,435)	(165,924)
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(37,470)	(35,275)
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(221,905)	(201,199)
2023 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		13,748	12,028
2023 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | Future claims expense | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2023 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
2024 | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		247,894	229,657
Total Liability for incurred claims		0	0
2024 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Current Year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(196,574)	(185,249)
2024 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | KB Life Insurance Co., Ltd. | Estiate Final Loss Undiscounted Development Year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | Total gross cumulative claim payments | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(196,574)	(185,249)
2024 | Difference between estimated final loss and claim payments. | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		51,320	44,408
2024 | Incurred claims settled but not yet paid | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | Discount rate effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | Risk adjustment | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | Future claims expense | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
2024 | Reinsurance effect | KB Life Insurance Co., Ltd.
Various Types of Insurance [Line Items]
Before reinsurance mitigation	[1]	0	0
General Insurance | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,243,451	1,170,489
After reinsurance mitigation		315,575	288,017
General Insurance | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,071,278	962,166
After reinsurance mitigation		503,890	487,551
General Insurance | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		39,308	35,214
After reinsurance mitigation		28,596	26,568
General Insurance | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		58,712	55,738
After reinsurance mitigation		29,923	25,963
General Insurance | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(66,572)	(59,440)
After reinsurance mitigation		(263,096)	(265,804)
General Insurance | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(28,446)	(50,183)
After reinsurance mitigation		(13,310)	(20,346)
General Insurance | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		45,098	66,819
After reinsurance mitigation		22,407	30,498
General Insurance | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		124,073	160,175
After reinsurance mitigation		7,165	3,587
General Insurance | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2019 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2019 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(566,989)
After reinsurance mitigation			(314,636)
General Insurance | 2019 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			29,033
After reinsurance mitigation			8,292
General Insurance | 2019 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2019 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2019 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2019 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2019 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2019 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
General Insurance | 2019 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation			559,484
After reinsurance mitigation			304,171
General Insurance | 2019 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation			567,735
After reinsurance mitigation			308,785
General Insurance | 2019 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation			592,403
After reinsurance mitigation			316,601
General Insurance | 2019 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation			598,698
After reinsurance mitigation			321,173
General Insurance | 2019 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation			587,100
After reinsurance mitigation			320,026
General Insurance | 2019 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation			596,022
After reinsurance mitigation			322,928
General Insurance | 2019 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation			596,022
After reinsurance mitigation			322,928
General Insurance | 2020 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(963,631)	(926,208)
After reinsurance mitigation		(338,885)	(329,592)
General Insurance | 2020 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		43,747	59,150
After reinsurance mitigation		15,713	18,646
General Insurance | 2020 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2020 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		839,279	839,279
After reinsurance mitigation		332,137	332,137
General Insurance | 2020 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,035,332	1,035,332
After reinsurance mitigation		344,149	344,149
General Insurance | 2020 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		954,050	954,050
After reinsurance mitigation		343,707	343,707
General Insurance | 2020 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		970,065	970,065
After reinsurance mitigation		347,312	347,312
General Insurance | 2020 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		985,358	985,358
After reinsurance mitigation		348,238	348,238
General Insurance | 2020 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,007,378	0
After reinsurance mitigation		354,598	0
General Insurance | 2020 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,007,378	985,358
After reinsurance mitigation		354,598	348,238
General Insurance | 2021 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(814,162)	(736,614)
After reinsurance mitigation		(419,344)	(408,592)
General Insurance | 2021 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		53,473	127,082
After reinsurance mitigation		27,825	37,631
General Insurance | 2021 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		926,787	926,787
After reinsurance mitigation		463,207	463,207
General Insurance | 2021 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		923,424	923,424
After reinsurance mitigation		449,737	449,737
General Insurance | 2021 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		834,723	834,723
After reinsurance mitigation		447,047	447,047
General Insurance | 2021 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		863,696	863,696
After reinsurance mitigation		446,223	446,223
General Insurance | 2021 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		867,635	0
After reinsurance mitigation		447,169	0
General Insurance | 2021 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2021 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		867,635	863,696
After reinsurance mitigation		447,169	446,223
General Insurance | 2022 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(775,120)	(734,104)
After reinsurance mitigation		(464,227)	(440,061)
General Insurance | 2022 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		64,815	92,128
After reinsurance mitigation		33,788	54,810
General Insurance | 2022 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		918,732	918,732
After reinsurance mitigation		512,812	512,812
General Insurance | 2022 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		846,577	846,577
After reinsurance mitigation		499,457	499,457
General Insurance | 2022 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		826,232	826,232
After reinsurance mitigation		494,871	494,871
General Insurance | 2022 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		839,935	0
After reinsurance mitigation		498,015	0
General Insurance | 2022 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2022 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		839,935	826,232
After reinsurance mitigation		498,015	494,871
General Insurance | 2023 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(751,912)	(661,452)
After reinsurance mitigation		(423,533)	(381,368)
General Insurance | 2023 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		144,344	241,508
After reinsurance mitigation		56,686	104,982
General Insurance | 2023 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		984,418	984,418
After reinsurance mitigation		501,574	501,574
General Insurance | 2023 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		902,960	902,960
After reinsurance mitigation		486,350	486,350
General Insurance | 2023 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		896,256	0
After reinsurance mitigation		480,219	0
General Insurance | 2023 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2023 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		896,256	902,960
After reinsurance mitigation		480,219	486,350
General Insurance | 2024 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2024 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(693,101)	(401,239)
After reinsurance mitigation		(449,958)	(271,173)
General Insurance | 2024 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		216,182	413,265
After reinsurance mitigation		90,064	263,190
General Insurance | 2024 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2024 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2024 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2024 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2024 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2024 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2024 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		814,504	814,504
After reinsurance mitigation		534,363	534,363
General Insurance | 2024 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		909,283	0
After reinsurance mitigation		540,022	0
General Insurance | 2024 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2024 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2024 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2024 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
General Insurance | 2024 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		909,283	814,504
After reinsurance mitigation		540,022	534,363
General Insurance | 2025 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2025 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(378,737)
After reinsurance mitigation		(276,214)
General Insurance | 2025 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		548,717
After reinsurance mitigation		279,814
General Insurance | 2025 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2025 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2025 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2025 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2025 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2025 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2025 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		927,454
After reinsurance mitigation		556,028
General Insurance | 2025 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2025 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2025 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2025 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2025 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
General Insurance | 2025 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		927,454
After reinsurance mitigation		556,028
Automobile insurance | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		501,557	548,079
After reinsurance mitigation		495,131	540,253
Automobile insurance | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		418,991	456,445
After reinsurance mitigation		418,382	455,136
Automobile insurance | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		15,259	17,293
After reinsurance mitigation		15,259	17,243
Automobile insurance | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		21,860	30,525
After reinsurance mitigation		20,874	28,972
Automobile insurance | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		31,314	40,596
After reinsurance mitigation		28,580	40,422
Automobile insurance | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(14,944)	(25,779)
After reinsurance mitigation		(15,162)	(25,708)
Automobile insurance | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		24,572	23,493
After reinsurance mitigation		24,572	23,493
Automobile insurance | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		4,505	5,506
After reinsurance mitigation		2,626	695
Automobile insurance | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2018 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
Automobile insurance | 2018 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(1,625,412)
Automobile insurance | 2018 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			10,179
Automobile insurance | 2018 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
Automobile insurance | 2018 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
Automobile insurance | 2018 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
Automobile insurance | 2018 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
Automobile insurance | 2018 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
Automobile insurance | 2018 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
Automobile insurance | 2018 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,626,553
Automobile insurance | 2018 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,639,692
Automobile insurance | 2018 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,645,194
Automobile insurance | 2018 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,648,516
Automobile insurance | 2018 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,642,245
Automobile insurance | 2018 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,635,591
Automobile insurance | 2018 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,635,591
Automobile insurance | 2019 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2019 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(1,612,431)
After reinsurance mitigation			(1,580,312)
Automobile insurance | 2019 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			15,159
After reinsurance mitigation			9,797
Automobile insurance | 2019 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2019 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2019 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2019 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2019 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2019 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Automobile insurance | 2019 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,639,258
After reinsurance mitigation			1,581,086
Automobile insurance | 2019 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,645,744
After reinsurance mitigation			1,594,400
Automobile insurance | 2019 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,642,418
After reinsurance mitigation			1,599,550
Automobile insurance | 2019 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,633,491
After reinsurance mitigation			1,602,565
Automobile insurance | 2019 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,627,590
After reinsurance mitigation			1,596,518
Automobile insurance | 2019 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			1,590,109
Automobile insurance | 2019 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation			1,627,590
After reinsurance mitigation			1,590,109
Automobile insurance | 2020 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,617,927)	(1,725,037)
After reinsurance mitigation		(1,594,113)	(1,588,824)
Automobile insurance | 2020 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		5,666	21,385
After reinsurance mitigation		5,402	14,734
Automobile insurance | 2020 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2020 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,639,258	1,758,406
After reinsurance mitigation		1,615,387	1,615,387
Automobile insurance | 2020 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,645,744	1,766,713
After reinsurance mitigation		1,621,647	1,621,647
Automobile insurance | 2020 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,642,418	1,754,773
After reinsurance mitigation		1,618,230	1,618,230
Automobile insurance | 2020 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,633,491	1,746,422
After reinsurance mitigation		1,609,312	1,609,312
Automobile insurance | 2020 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,627,590	0
After reinsurance mitigation		1,603,558	1,603,558
Automobile insurance | 2020 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,623,593	0
After reinsurance mitigation		1,599,515	0
Automobile insurance | 2020 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,623,593	1,746,422
After reinsurance mitigation		1,599,515	1,603,558
Automobile insurance | 2021 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,732,847)	(1,815,770)
After reinsurance mitigation		(1,719,867)	(1,712,162)
Automobile insurance | 2021 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		9,904	34,433
After reinsurance mitigation		9,662	21,052
Automobile insurance | 2021 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,758,406	1,853,766
After reinsurance mitigation		1,745,376	1,745,376
Automobile insurance | 2021 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,766,713	1,865,422
After reinsurance mitigation		1,753,171	1,753,171
Automobile insurance | 2021 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,754,773	1,850,203
After reinsurance mitigation		1,741,566	1,741,566
Automobile insurance | 2021 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,746,422	0
After reinsurance mitigation		1,733,214	1,733,214
Automobile insurance | 2021 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,742,751	0
After reinsurance mitigation		1,729,529	0
Automobile insurance | 2021 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2021 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,742,751	1,850,203
After reinsurance mitigation		1,729,529	1,733,214
Automobile insurance | 2022 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,831,284)	(1,929,233)
After reinsurance mitigation		(1,827,127)	(1,811,664)
Automobile insurance | 2022 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		14,314	56,557
After reinsurance mitigation		14,211	34,264
Automobile insurance | 2022 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,853,766	1,958,153
After reinsurance mitigation		1,849,405	1,849,405
Automobile insurance | 2022 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,865,422	1,985,790
After reinsurance mitigation		1,861,151	1,861,151
Automobile insurance | 2022 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,850,203	0
After reinsurance mitigation		1,845,928	1,845,928
Automobile insurance | 2022 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,845,598	0
After reinsurance mitigation		1,841,338	0
Automobile insurance | 2022 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2022 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,845,598	1,985,790
After reinsurance mitigation		1,841,338	1,845,928
Automobile insurance | 2023 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,952,674)	(1,785,195)
After reinsurance mitigation		(1,952,674)	(1,929,233)
Automobile insurance | 2023 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		25,082	318,732
After reinsurance mitigation		25,082	56,557
Automobile insurance | 2023 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,958,153	2,103,927
After reinsurance mitigation		1,958,153	1,958,153
Automobile insurance | 2023 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,985,790	0
After reinsurance mitigation		1,985,790	1,985,790
Automobile insurance | 2023 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,977,756	0
After reinsurance mitigation		1,977,756	0
Automobile insurance | 2023 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Automobile insurance | 2023 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,977,756	2,103,927
After reinsurance mitigation		1,977,756	1,985,790
Automobile insurance | 2024 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0	0
Automobile insurance | 2024 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,079,289)
After reinsurance mitigation		(2,079,289)	(1,785,195)
Automobile insurance | 2024 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		47,947
After reinsurance mitigation		47,947	318,732
Automobile insurance | 2024 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0	0
Automobile insurance | 2024 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0	0
Automobile insurance | 2024 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0	0
Automobile insurance | 2024 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0	0
Automobile insurance | 2024 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0	0
Automobile insurance | 2024 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0	0
Automobile insurance | 2024 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,103,927
After reinsurance mitigation		2,103,927	2,103,927
Automobile insurance | 2024 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,127,236
After reinsurance mitigation		2,127,236	0
Automobile insurance | 2024 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0	0
Automobile insurance | 2024 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0	0
Automobile insurance | 2024 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0	0
Automobile insurance | 2024 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0	0
Automobile insurance | 2024 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,127,236
After reinsurance mitigation		2,127,236	2,103,927
Automobile insurance | 2025 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2025 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(1,866,676)
After reinsurance mitigation		(1,866,676)
Automobile insurance | 2025 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		316,078
After reinsurance mitigation		316,078
Automobile insurance | 2025 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2025 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2025 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2025 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2025 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2025 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2025 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,182,754
After reinsurance mitigation		2,182,754
Automobile insurance | 2025 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2025 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2025 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2025 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2025 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Automobile insurance | 2025 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,182,754
After reinsurance mitigation		2,182,754
Long-term Insurance | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,186,900	1,938,003
After reinsurance mitigation		1,715,472	1,570,160
Long-term Insurance | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,578,722	1,389,039
After reinsurance mitigation		1,358,627	1,194,285
Long-term Insurance | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		69,297	58,757
After reinsurance mitigation		61,019	51,640
Long-term Insurance | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		10,099	10,042
After reinsurance mitigation		8,923	8,799
Long-term Insurance | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		537,786	488,491
After reinsurance mitigation		295,267	324,142
Long-term Insurance | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(37,695)	(34,095)
After reinsurance mitigation		(32,550)	(29,354)
Long-term Insurance | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		28,691	25,696
After reinsurance mitigation		25,260	22,645
Long-term Insurance | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	73
After reinsurance mitigation		(1,074)	(1,997)
Long-term Insurance | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2019 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2019 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation			(2,323,338)
After reinsurance mitigation			(1,954,871)
Long-term Insurance | 2019 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation			7,824
After reinsurance mitigation			6,786
Long-term Insurance | 2019 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2019 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2019 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2019 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2019 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2019 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation			0
After reinsurance mitigation			0
Long-term Insurance | 2019 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation			2,314,936
After reinsurance mitigation			1,947,243
Long-term Insurance | 2019 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation			2,322,571
After reinsurance mitigation			1,954,658
Long-term Insurance | 2019 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation			2,332,331
After reinsurance mitigation			1,963,266
Long-term Insurance | 2019 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation			2,339,839
After reinsurance mitigation			1,970,030
Long-term Insurance | 2019 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation			2,339,712
After reinsurance mitigation			1,970,227
Long-term Insurance | 2019 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation			2,331,162
After reinsurance mitigation			1,961,657
Long-term Insurance | 2019 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation			2,331,162
After reinsurance mitigation			1,961,657
Long-term Insurance | 2020 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,526,965)	(2,521,506)
After reinsurance mitigation		(2,115,384)	(2,110,823)
Long-term Insurance | 2020 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		8,704	13,641
After reinsurance mitigation		7,646	11,822
Long-term Insurance | 2020 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2020 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,593,514	2,593,514
After reinsurance mitigation		2,171,401	2,171,401
Long-term Insurance | 2020 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,551,274	2,551,274
After reinsurance mitigation		2,138,663	2,138,663
Long-term Insurance | 2020 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,554,205	2,554,205
After reinsurance mitigation		2,141,754	2,141,754
Long-term Insurance | 2020 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,557,951	2,557,951
After reinsurance mitigation		2,145,240	2,145,240
Long-term Insurance | 2020 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,535,147	2,535,147
After reinsurance mitigation		2,122,645	2,122,645
Long-term Insurance | 2020 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,535,669	0
After reinsurance mitigation		2,123,030	0
Long-term Insurance | 2020 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,535,669	2,535,147
After reinsurance mitigation		2,123,030	2,122,645
Long-term Insurance | 2021 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(2,944,643)	(2,934,570)
After reinsurance mitigation		(2,473,284)	(2,464,887)
Long-term Insurance | 2021 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		15,395	26,070
After reinsurance mitigation		13,533	22,720
Long-term Insurance | 2021 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,003,522	3,003,522
After reinsurance mitigation		2,514,713	2,514,713
Long-term Insurance | 2021 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,965,954	2,965,954
After reinsurance mitigation		2,492,911	2,492,911
Long-term Insurance | 2021 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,972,948	2,972,948
After reinsurance mitigation		2,499,670	2,499,670
Long-term Insurance | 2021 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,960,640	2,960,640
After reinsurance mitigation		2,487,607	2,487,607
Long-term Insurance | 2021 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,960,038	0
After reinsurance mitigation		2,486,817	0
Long-term Insurance | 2021 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2021 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		2,960,038	2,960,640
After reinsurance mitigation		2,486,817	2,487,607
Long-term Insurance | 2022 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(3,149,494)	(3,112,639)
After reinsurance mitigation		(2,664,876)	(2,633,216)
Long-term Insurance | 2022 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		29,184	63,618
After reinsurance mitigation		25,319	54,881
Long-term Insurance | 2022 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,159,835	3,159,835
After reinsurance mitigation		2,664,628	2,664,628
Long-term Insurance | 2022 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,180,537	3,180,537
After reinsurance mitigation		2,691,880	2,691,880
Long-term Insurance | 2022 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,176,257	3,176,257
After reinsurance mitigation		2,688,097	2,688,097
Long-term Insurance | 2022 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,178,678	0
After reinsurance mitigation		2,690,195	0
Long-term Insurance | 2022 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2022 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,178,678	3,176,257
After reinsurance mitigation		2,690,195	2,688,097
Long-term Insurance | 2023 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(3,417,292)	(3,315,239)
After reinsurance mitigation		(2,883,076)	(2,796,696)
Long-term Insurance | 2023 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		70,885	166,231
After reinsurance mitigation		61,568	143,727
Long-term Insurance | 2023 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,485,979	3,485,979
After reinsurance mitigation		2,932,961	2,932,961
Long-term Insurance | 2023 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,481,470	3,481,470
After reinsurance mitigation		2,940,423	2,940,423
Long-term Insurance | 2023 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,488,177	0
After reinsurance mitigation		2,944,644	0
Long-term Insurance | 2023 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2023 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,488,177	3,481,470
After reinsurance mitigation		2,944,644	2,940,423
Long-term Insurance | 2024 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2024 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(3,649,865)	(2,753,646)
After reinsurance mitigation		(3,073,128)	(2,315,921)
Long-term Insurance | 2024 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		185,943	1,111,655
After reinsurance mitigation		161,525	954,349
Long-term Insurance | 2024 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2024 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2024 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2024 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2024 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2024 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2024 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,865,301	3,865,301
After reinsurance mitigation		3,270,270	3,270,270
Long-term Insurance | 2024 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,835,808	0
After reinsurance mitigation		3,234,653	0
Long-term Insurance | 2024 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2024 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2024 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2024 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0	0
After reinsurance mitigation		0	0
Long-term Insurance | 2024 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		3,835,808	3,865,301
After reinsurance mitigation		3,234,653	₩ 3,270,270
Long-term Insurance | 2025 | Liability for incurred claims book value
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2025 | Total gross cumulative claim payments
Various Types of Insurance [Line Items]
Before reinsurance mitigation		(3,234,395)
After reinsurance mitigation		(2,727,365)
Long-term Insurance | 2025 | Difference between estimated final loss and claim payments.
Various Types of Insurance [Line Items]
Before reinsurance mitigation		1,268,611
After reinsurance mitigation		1,089,036
Long-term Insurance | 2025 | Estimated claim handling costs and expected indemnity
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2025 | Incurred claims over 6 years ago
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2025 | Incurred claims settled but not yet paid
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2025 | Discount rate effect
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2025 | Risk adjustment
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2025 | Others
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2025 | Development year 1
Various Types of Insurance [Line Items]
Before reinsurance mitigation		4,503,006
After reinsurance mitigation		3,816,401
Long-term Insurance | 2025 | Development year 2
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2025 | Development year 3
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2025 | Development year 4
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2025 | Development year 5
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2025 | Development year 6
Various Types of Insurance [Line Items]
Before reinsurance mitigation		0
After reinsurance mitigation		0
Long-term Insurance | 2025 | Development year
Various Types of Insurance [Line Items]
Before reinsurance mitigation		4,503,006
After reinsurance mitigation		₩ 3,816,401

[1]	The reinsurance effect is presented as a total amount.